Financial Liabilities for Trading at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial Liabilities for Trading at Fair Value through Profit or Loss [Abstract]
Schedule of Financial Liability Trading	A financial liability is held for trading if it is incurred principally for the purpose of repurchasing it in the near term or it is a derivative. The Bank only has derivatives under this classification, whose purpose is to hedge the exchange rate and interest rate risk related to future obligations.
	As of December 31,
	2023	2022
	MCh$	MCh$
Financial derivative contracts
Forwards	1,258,352	1,818,024
Swaps	8,255,283	9,497,035
Call Options	2,726	2,794
Put Options	5,214	1,467
Total	9,521,575	11,319,320

Schedule of the Bank holds Portfolio of Financial Liabilities	As of December 31, 2023 and 2022 the Bank holds the following portfolio of financial liabilities derivative contracts:
	As of December 31, 2023
	Notional amount
	On Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Fair value
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forward	-	15,424,586	11,104,328	15,247,865	3,947,215	1,408,304	2,072,624	49,204,922	1,258,352
Interest rate swaps	-	5,149,926	15,399,286	19,835,190	18,565,396	7,666,659	11,349,882	77,966,339	1,940,320
Cross currency swaps	-	1,915,707	4,813,848	22,440,782	48,295,676	20,620,952	44,005,979	142,092,944	6,314,963
Call currency options	-	192,051	81,368	10,799	-	-	-	284,218	2,726
Put currency options	-	6,518	147,329	157,779	36,650	-	-	348,276	5,214
Total	-	22,688,788	31,546,159	57,692,415	70,844,937	29,695,915	57,428,485	269,896,699	9,521,575
	As of December 31, 2022
	Notional amount
	On Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Fair value
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forward	-	10,130,103	7,474,471	10,559,457	4,725,547	1,913,113	2,034,929	36,837,620	1,818,024
Interest rate swaps	-	4,042,822	9,226,258	26,018,228	25,470,384	11,344,275	15,274,620	91,376,587	3,935,401
Cross currency swaps	-	726,140	1,580,644	5,192,387	18,051,948	10,879,098	20,229,246	56,659,463	5,561,634
Call currency options	-	289,795	70,941	10,365	-	-	-	371,101	2,794
Put currency options	-	68,099	11,304	27,612	-	-	-	107,015	1,467
Total	-	15,256,959	18,363,618	41,808,049	48,247,879	24,136,486	37,538,795	185,351,786	11,319,320